Net Income (Loss) Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income (loss) per share	800,000		1,700,000
Numerator:
Net income (loss) attributable to SINA	$ 45,132,000	$ 31,738,000	$ (302,092,000)
Denominator:
Weighted average ordinary shares outstanding	66,741,000	66,401,000	65,121,000
Basic net income (loss) per share attributable to SINA (in dollars per share)	$ 0.68	$ 0.48	$ (4.64)
Numerator:
Net income (loss) attributable to SINA	45,132,000	31,738,000	(302,092,000)
Less: Effect on consolidated net income per share of dilutive shares of the Company's equity interests	(959,000)	(555,000)
Net income (loss) attributable for calculating diluted net income (loss) per share	44,173,000	31,183,000	(302,092,000)
Denominator:
Weighted average ordinary shares outstanding	66,741,000	66,401,000	65,121,000
Weighted average ordinary shares equivalents: Effects of dilutive securities
Stock options (in shares)	264,000	294,000
Unvested restricted share units	82,000	104,000
Convertible debts (in shares)		50,000
Shares used in computing diluted net income (loss) per share attributable to SINA	67,087,000	66,849,000	65,121,000
Diluted net income (loss) per share attributable to SINA (in dollars per share)	$ 0.66	$ 0.47	$ (4.64)
Weibo Corporation
Anti-dilutive share
Effect from preferred shares on consolidated net income per share of dilutive shares	$ 0